UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Profile II Portfolios

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

In 2004, the Maxim Conservative Profile II Portfolio posted a 7.10% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Conservative Profile II outperformed its Composite benchmark by 1.07%. Helping performance with the fixed income funds was exposure to the Maxim Global Bond and Maxim Salomon Brothers High Yield Bond Portfolios, as both outperformed the benchmark Lehman Aggregate Bond Index. Hurting performance would have been the underperformance of the Maxim U.S. Government Mortgage Securities Portfolio and Maxim Federated Bond Portfolios versus this index. Further aiding performance would have been the relative outperformance of the Maxim Short Duration Bond Portfolio versus the Lehman 1-3 Year Credit Index and the domestic equity portfolios - two of the three domestic equity portfolios in the Conservative Profile II Portfolio bested the benchmark Wilshire 5000 Index. Dampening performance on the Conservative Profile II Portfolio would have been the underlying international equity portfolios - all three posted performance short of the MSCI EAFE Index.

                    Maxim
                Conservative
                 Profile II         Composite        Lehman Aggregate    Lehman 1-3 Year    Wilshire 5000      MSCI EAFE
                  Portfolio           Index             Bond Index         Credit Index         Index            Index

  9/30/1999       10,000.00         10,000.00           10,000.00           10,000.00         10,000.00        10,000.00
  12/31/1999      10,500.00         10,467.77            9,988.00           10,092.40         11,827.00        11,705.40
  12/31/2000      10,599.75         10,979.84           11,149.60           10,880.01         10,539.04        10,075.69
  12/31/2001      10,663.35         11,343.57           12,090.63           11,901.54          9,382.91        7,938.64
  12/31/2002      10,511.93         11,560.52           13,331.13           12,728.69          7,425.63        6,695.45
  12/31/2003      11,717.65         12,890.41           13,877.71           13,323.12          9,775.10        9,317.72
  12/31/2004      12,549.60         13,683.55           14,479.86           13,564.27         10,995.04        11,246.30

Maxim Conservative Profile II Portfolio
Total Return -

One Year:                  7.10%

Five Year:                 3.63%
Since Inception:           4.36%


Portfolio Inception:       9/30/99


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile II Portfolio, made at its inception, with the performance of the a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Lehman 1-3 Year Credit Index, the Lehman Aggregate Bond Index and the Wilshire 5000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile II Portfolio

In 2004, the Maxim Moderately Conservative Profile II Portfolio provided a 9.90% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Moderately Conservative Profile II outperformed its Composite benchmark by 1.19%. The Portfolio's relative performance was aided by exposure to the Maxim Short Duration Bond Portfolio, which outperformed the Lehman 1-3 Year Credit Index, as well as exposure to the Maxim Global Bond and Maxim Salomon Brothers High Yield Bond Portfolios, both of which outperformed the benchmark Lehman Aggregate Index. Hurting performance on the fixed income side were the Maxim U.S. Government Mortgage Securities and Maxim Federated Bond Portfolios, both of which underperformed the Lehman Aggregate Bond Index. On the equity side, Maxim Janus Large Cap Growth, Maxim T. Rowe Price Equity/Income, Maxim T. Rowe Price MidCap Growth, Maxim Loomis Sayles Small-Cap Value and Maxim Ariel Small-Cap Value all outperformed the benchmark Wilshire 5000. Hurting performance would have been exposure to the Maxim Ariel MidCap Value Portfolio, which trailed the Wilshire 5000 Index. In the international area, all three international portfolios dampened performance by falling short of the MSCI EAFE Index.

                     Maxim
                   Moderately                                                 Wilshire 5000
                  Conservative                   Lehman 1-3                       Index         Lehman
                   Profile II      Composite    Year Credit      MSCI EAFE                    Aggregate
                   Portfolio         Index         Index           Index                      Bond Index

   9/27/1999       10,000.00       10,000.00     10,000.00       10,000.00      10,000.00     10,000.00
   12/31/1999      10,779.00       10,802.82     10,090.60       11,705.40      11,823.00      9,966.30
   12/31/2000      10,525.69       10,853.29     10,878.07       10,075.69      10,535.48     11,125.38
   12/31/2001       9,959.41       10,670.07     11,899.41       7,938.64        9,379.73     12,064.36
   12/31/2002       9,335.95       10,300.83     12,726.42       6,695.45        7,423.12     13,302.17
   12/31/2003      10,886.65       12,124.83     13,320.75       9,317.72        9,771.80     13,847.56
   12/31/2004      11,964.43       13,198.58     13,561.85       11,246.30      10,991.32     14,448.40



Maxim Moderately Conservative Profile II Portfolio
Total Return -

One Year:                  9.90%

Five Year:                 2.11%
Since Inception:           3.42%


Portfolio Inception:       9/27/99


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Lehman 1-3 Year Credit Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index and the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile II Portfolio

In 2004, the Maxim Moderate Profile II Portfolio provided an 11.55% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Moderate Profile II Portfolio outperformed its Composite benchmark by 1.47%. The Portfolio's relative performance was aided by exposure to the Maxim Short Duration Bond Portfolio, which outperformed the Lehman 1-3 Year Credit Index, as well as exposure to the Maxim Global Bond and Maxim Salomon Brothers High Yield Bond Portfolios, both of which outperformed the benchmark Lehman Aggregate Bond Index. Hurting performance on the fixed income side were the Maxim U.S. Government Mortgage Securities and Maxim Federated Bond Portfolios, both of which underperformed the Lehman Aggregate Bond Index. On the equity side, Maxim Janus Large Cap Growth, Maxim T. Rowe Price Equity/Income, Maxim T. Rowe Price MidCap Growth, Maxim Loomis Sayles Small-Cap Value and Maxim Ariel Small-Cap Value all outperformed the benchmark Wilshire 5000 Index. Hurting performance would have been the Maxim MFS(C) Small-Cap Growth Portfolio and Maxim Ariel MidCap Value Portfolios, both of which trailed the Wilshire 5000 Index. In the international area, all three international portfolios dampened performance by falling short of the MSCI EAFE Index.

              Maxim Moderate
                Profile II      Composite    Lehman Aggregate     MSCI EAFE  Wilshire 5000 Lehman 1-3 Year
                 Portfolio        Index         Bond Index          Index        Index      Credit Index

  9/16/1999      10,000.00      10,000.00        10,000.00        10,000.00    10,000.00     10,000.00
 12/31/1999      10,868.00      11,408.74        10,015.00        11,705.40    11,518.00     10,116.80
 12/31/2000      10,629.99      11,076.65        11,179.74        10,075.69    10,263.69     10,906.32
 12/31/2001      9,913.53       10,567.17        12,123.31        7,938.64     9,137.76      11,930.31
 12/31/2002      8,958.86       9,708.21         13,367.17        6,695.45     7,231.63      12,759.47
 12/31/2003      10,781.09      11,828.32        13,915.22        3,317.72     9,519.71      13,355.33
 12/31/2004      12,026.30      13,020.25        14,519.00        11,246.30    10,707.77     13,597.06


Maxim Moderate Profile II Portfolio
Total Return -

One Year:                  11.55%

Five Year:                 2.05%
Since Inception:           3.52%


Portfolio Inception:       9/16/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Lehman Aggregate Bond Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index and the Lehman 1-3 Year Credit Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive Profile II Portfolio

In 2004, the Maxim Moderately Aggressive Profile II Portfolio posted a 13.51% return. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year, while bonds posted even smaller gains. The Wilshire 5000 Index gained 12.48% in 2004, the MSCI EAFE Index gained 20.70%, the Lehman Aggregate Bond Index rose 4.34% while the Lehman 1-3 Year Credit Index rose just 1.81%. That being said, the Maxim Moderately Aggressive Profile II Portfolio outperformed its Composite benchmark by 1.55%. The Portfolio's relative performance was aided by exposure to the Maxim Short Duration Bond Portfolio, which outperformed the Lehman 1-3 Year Credit Index, as well as exposure to the Maxim Global Bond and Maxim Salomon Brothers High Yield Bond Portfolios, both of which outperformed the benchmark Lehman Aggregate Bond Index. Hurting performance on the fixed income side were the Maxim U.S. Government Mortgage Securities and Maxim Federated Bond Portfolios, both of which underperformed the Lehman Aggregate Bond Index. On the equity side, Maxim Janus LargeCap Growth, Maxim T. Rowe Price Equity/Income, Maxim T. Rowe Price MidCap Growth, Maxim Loomis Sayles Small-Cap Value and Maxim Ariel Small-Cap Value all outperformed the benchmark Wilshire 5000 Index. Hurting performance would have been the Maxim MFS(C) Small-Cap Growth Portfolio and Maxim Ariel MidCap Value Portfolios, which trailed the Wilshire 5000 Index. In the international area, all three international portfolios dampened performance by falling short of the MSCI EAFE Index.

                       Maxim Moderately
                    Aggressive Profile II      Composite         MSCI EAFE      Wilshire 5000     Lehman Aggregate
                          Portfolio              Index             Index            Index            Bond Index

     9/16/1999            10,000.00            10,000.00         10,000.00        10,000.00           10,000.00
     12/31/1999           11,216.00            11,189.10         11,705.40        11,518.00           10,015.00
     12/31/2000           10,568.84            10,515.72         10,075.69        10,263.69           11,179.74
     12/31/2001            9,433.74            9,603.22          7,938.64          9,137.76           12,123.31
     12/31/2002            8,180.00            8,471.96          6,695.45          7,231.63           13,367.17
     12/31/2003           10,163.65            10,728.57         9,317.72          9,519.71           13,915.22
     12/31/2004           11,536.76            12,069.56         11,246.30        10,707.77           14,519.00


Maxim Moderately Aggressive Profile II Portfolio
Total Return -

One Year:                  13.51%

Five Year:                 0.57%
Since Inception:           2.72%


Portfolio Inception:       9/16/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, the Wilshire 5000 Index, and the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile II Portfolio

In 2004, the Maxim Aggressive Profile II Portfolio posted a return of 17.13%. The return was obtained in a year where equities, especially domestic equities, posted more modest gains than the prior year. The Wilshire 5000 Index gained 12.63% in 2004, while the MSCI EAFE Index gained 20.70%. That being said, the Maxim Aggressive Profile II Portfolio outperformed its Composite benchmark by 2.18%. Aiding performance in the domestic equity area were the Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim T. Rowe Price MidCap Growth, Maxim T. Rowe Price Equity/Income and Maxim Janus Large Cap Growth Portfolios, all of which outperformed the benchmark Wilshire 5000 Index. Hurting performance would have been the Maxim Ariel MidCap Value and Maxim MFS Small-Cap Growth Portfolios, both of which fell short of the Wilshire 5000 Index. Further hurting performance would have been the performance of the international portfolios- all three fell short of the MSCI EAFE Index over one year.

                       Maxim Aggressive         Composite       Wilshire 5000        MSCI EAFE
                     Profile II Portfolio         Index             Index              Index
    9/16/1999             10,000.00             10,000.00         10,000.00               10,000.00
   12/31/1999             11,692.00             11,574.22         11,518.00               11,705.40
   12/31/2000             10,972.94             10,208.48         10,263.69               10,075.69
   12/31/2001              9,505.86              8,775.01          9,137.76                7,938.64
   12/31/2002              7,716.86              7,081.43          7,231.63                6,695.45
   12/31/2003             10,085.93              9,481.86          9,519.71                9,317.72
   12/31/2004             11,813.65             10,898.96         10,707.77               11,246.30


Maxim Aggressive Profile II Portfolio
Total Return -

One Year:                  17.13%

Five Year:                 0.21%
Since Inception:           3.17%


Portfolio Inception:       9/16/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Morgan Stanley Capital International Europe, Australasia, Far East Index, and the Wilshire 5000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios (the "Portfolios") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

                          Maxim Aggressive Profile II,
                         Maxim Conservative Profile II,
                           Maxim Moderate Profile II,
                     Maxim Moderately Aggressive Profile II
            and Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            MAXIM          MAXIM
                                                          MAXIM            MAXIM            MAXIM           MODERATELY  MODERATELY
                                                          AGGRESSIVE     CONSERVATIVE     MODERATE          AGGRESSIVE CONSERVATIVE
                                                        PROFILE II       PROFILE II      PROFILE II       PROFILE II    PROFILE II
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------
ASSETS:
    Investments in securities, market value  (1)     $  686,806,324   $  215,364,283  $ 1,004,335,188  $   74,531,358   $ 18,832,795
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------

LIABILITIES:
    Due to investment adviser                                14,969            4,713           21,985           1,620            408
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------

NET ASSETS                                           $  686,791,355   $  215,359,570  $ 1,004,313,203  $   74,529,738   $ 18,832,387
                                                       =============    =============   ==============   ============= =============
                                                       =============    =============   ==============   ============= =============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                    $    7,146,517   $    2,240,853  $    10,777,147  $      777,702   $    197,067
    Additional paid-in capital                          552,130,438      204,297,810      872,958,660      83,554,934     20,605,550
    Net unrealized appreciation on investments          113,073,847        8,054,558      105,715,852       7,602,858      1,062,096
    Undistributed net investment income                      56,184                                             5,354          1,208
    Accumulated net realized gain (loss) on investments  14,384,369          766,349       14,861,544     (17,411,110)   (3,033,534)
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------

NET ASSETS                                           $  686,791,355   $  215,359,570  $ 1,004,313,203  $   74,529,738   $ 18,832,387
                                                       =============    =============   ==============   ============= =============
                                                       =============    =============   ==============   ============= =============

NET ASSET VALUE PER OUTSTANDING SHARE                $         9.61   $         9.61  $          9.32  $         9.58   $       9.56
                                                       =============    =============   ==============   ============= =============
                                                       =============    =============   ==============   ============= =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                          200,000,000      150,000,000      200,000,000     150,000,000    150,000,000
    Outstanding                                          71,465,170       22,408,529      107,771,469       7,777,018      1,970,668

(1)  Cost of investments in securities:              $  573,732,477   $  207,309,725  $   898,619,336  $   66,928,500   $ 17,770,699

See notes to financial statements.

MAXIM SERIES FUND, INC.

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          MAXIM            MAXIM
                                                       MAXIM            MAXIM            MAXIM         MODERATELY       MODERATELY
                                                     AGGRESSIVE       CONSERVATIVE     MODERATE        AGGRESSIVE       CONSERVATIVE
                                                     PROFILE II       PROFILE II      PROFILE II       PROFILE II       PROFILE II
                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    --------------  ---------------  --------------   --------------   -------------
                                                    --------------  ---------------  --------------   --------------   -------------

INVESTMENT INCOME:
Income distributions received                       $  11,042,817 $      6,550,361 $    23,827,074  $     1,553,454  $       471,125
                                                    --------------  ---------------  --------------   --------------   -------------
                                                    --------------  ---------------  --------------   --------------   -------------

EXPENSES:
Management fees                                           599,217          202,055         902,458           66,460           15,992
                                                    --------------  ---------------  --------------   --------------   -------------
                                                    --------------  ---------------  --------------   --------------   -------------

NET INVESTMENT INCOME                                  10,443,600        6,348,306      22,924,616        1,486,994          455,133
                                                    --------------  ---------------  --------------   --------------   -------------
                                                    --------------  ---------------  --------------   --------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                       49,137,987        5,899,536      51,752,235        4,900,018          764,378
Capital gain distributions received                    18,460,136          825,586      14,448,248        1,200,190          214,732
Change in net unrealized appreciation on investments   22,178,188        1,059,261      15,594,703        1,180,251          166,591
                                                    --------------  ---------------  --------------   --------------   -------------
                                                    --------------  ---------------  --------------   --------------   -------------

Net realized and unrealized gain on investments        89,776,311        7,784,383      81,795,186        7,280,459        1,145,701
                                                    --------------  ---------------  --------------   --------------   -------------
                                                    --------------  ---------------  --------------   --------------   -------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $ 100,219,911 $     14,132,689 $   104,719,802  $     8,767,453  $     1,600,834
                                                    ==============  ===============  ==============   ==============   =============
                                                    ==============  ===============  ==============   ==============   =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                MAXIM AGGRESSIVE            MAXIM CONSERVATIVE           MAXIM MODERATE
                                                PROFILE II PORTFOLIO        PROFILE II PORTFOLIO         PROFILE II PORTFOLIO
                                               ------------------------------------------------------    -------------------------
                                               --------------------------   -------------------------    -------------------------
                                                  2004          2003           2004          2003           2004          2003
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                     $10,443,600 $   3,374,900  $   6,348,306 $  5,351,199   $ 22,924,616  $ 14,997,297
     Net realized gain (loss) on investments    49,137,987    (1,872,591)     5,899,536    2,955,328     51,752,235     4,535,411
     Capital gain distributions received        18,460,136     2,903,490        825,586      808,752     14,448,248     4,210,250
     Change in net unrealized appreciation      22,178,188   116,058,305      1,059,261    8,360,921     15,594,703    108,732,665
        on investments
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

     Net increase in net assets resulting      100,219,911   120,464,104     14,132,689   17,476,200     104,719,802   132,475,623
        from operations
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

DISTRIBUTIONS:
     From net investment income                (10,409,817)   (3,387,807)    (8,411,914)  (6,993,451)    (27,833,389)  (14,996,638)
     From net realized gains                   (30,099,010)            0     (4,622,829)    (657,283)    (45,348,690)    (579,778)
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

     Total distributions                       (40,508,827)   (3,387,807)   (13,034,743)  (7,650,734)    (73,182,079)  (15,576,416)
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares         154,357,649   233,208,760     61,914,387   100,014,102    206,224,576   389,939,783
     Reinvestment of distributions              40,508,827     3,387,807     13,034,743    7,650,734     73,182,079    15,576,416
     Redemptions of shares                     (159,347,023) (129,237,792)  (63,535,432)  (52,701,943)   (237,822,864) (186,783,420)
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

     Net increase in net assets resulting       35,519,453   107,358,775     11,413,698   54,962,893     41,583,791    218,732,779
        from share transactions
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

     Total increase in net assets               95,230,537   224,435,072     12,511,644   64,788,359     73,121,514    335,631,986

NET ASSETS:
     Beginning of period                       591,560,818   367,125,746    202,847,926   138,059,567    931,191,689   595,559,703
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

     End of period  (1)                      $ 686,791,355 $ 591,560,818  $ 215,359,570 $ 202,847,926  $ 1,004,313,20$ 931,191,689
                                               ============  ============   ============  ===========    ===========   ===========
                                               ============  ============   ============  ===========    ===========   ===========

OTHER INFORMATION:

SHARES:
     Sold                                       16,982,908    30,072,361      6,413,388   10,658,237     22,387,352    46,352,128
     Issued in reinvestment of distributions     4,305,374       401,970      1,367,930      810,828      7,981,359     1,799,129
     Redeemed                                  (17,546,694)  (17,380,240)    (6,584,843)  (5,677,792)    (25,815,019)  (22,935,011)
                                               ------------  ------------   ------------  -----------    -----------   -----------
                                               ------------  ------------   ------------  -----------    -----------   -----------

     Net increase                                3,741,588    13,094,091      1,196,475    5,791,273      4,553,692    25,216,246
                                               ============  ============   ============  ===========    ===========   ===========
                                               ============  ============   ============  ===========    ===========   ===========

(1)  Including undistributed net investment  $      56,184 $      22,401  $             $              $             $     74,183
     income


See notes to financial statements.                                                                                     (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                      MAXIM MODERATELY AGGRESSIVE    MAXIM MODERATELY CONSERVATIVE
                                                                      PROFILE II PORTFOLIO           PROFILE II PORTFOLIO
                                                                      --------------------------------------------------------------
                                                                      -----------------------------  ------------------------------
                                                                         2004            2003           2004             2003
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                          $   1,486,994  $       972,429   $   455,133   $       340,609
     Net realized gain (loss) on investments                            4,900,018         (248,472)      764,378           162,358
     Capital gain distributions received                                1,200,190          281,233       214,732            68,322
     Change in net unrealized appreciation on investments               1,180,251       11,381,188       166,591         1,373,195
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

     Net increase in net assets resulting from operations               8,767,453       12,386,378     1,600,834         1,944,484
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

DISTRIBUTIONS:
     From net investment income                                        (1,490,414)        (991,843)     (456,664)         (345,950)
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                 17,888,092       33,893,540     6,662,239         9,275,778
     Reinvestment of distributions                                      1,490,414          991,843       456,664           345,950
     Redemptions of shares                                            (18,240,128)     (30,752,894)   (4,891,371)       (7,683,084)
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

     Net increase in net assets resulting from share transactions       1,138,378        4,132,489     2,227,532         1,938,644
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

     Total increase in net assets                                       8,415,417       15,527,024     3,371,702         3,537,178

NET ASSETS:
     Beginning of period                                               66,114,321       50,587,297    15,460,685        11,923,507
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

     End of period  (1)                                             $  74,529,738  $    66,114,321 $  18,832,387   $    15,460,685
                                                                      ============   ==============  ============    ==============
                                                                      ============   ==============  ============    ==============

OTHER INFORMATION:

SHARES:
     Sold                                                               2,009,513        4,228,030       729,570         1,086,167
     Issued in reinvestment of distributions                              160,398          121,189        48,992            40,076
     Redeemed                                                          (2,063,577)      (3,853,250)     (539,536)         (913,679)
                                                                      ------------   --------------  ------------    --------------
                                                                      ------------   --------------  ------------    --------------

     Net increase                                                         106,334          495,969       239,026           212,564
                                                                      ============   ==============  ============    ==============
                                                                      ============   ==============  ============    ==============

(1)  Including undistributed net investment income                  $       5,354  $         8,774 $       1,208   $         2,739


See notes to financial statements.                                                                                      (Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                       Year Ended December 31,
                                                       --------------------------------------------------------------------
                                                       --------------------------------------------------------------------
                                                          2004           2003          2002          2001          2000
                                                       ------------   -----------   ------------  -----------   -----------
                                                       ------------   -----------   ------------  -----------   -----------
Net Asset Value, Beginning of Period                 $        8.73  $       6.72  $        8.32 $       9.85  $      11.01

Income from Investment Operations

Net investment income                                         0.15          0.05           0.04         0.03          0.30
Capital gain distributions received                           0.26          0.04           0.08         0.09          0.36
                                                       ------------   -----------   ------------  -----------   -----------
                                                       ------------   -----------   ------------  -----------   -----------

    Total distributions received                              0.41          0.09           0.12         0.12          0.66

Net realized and unrealized gain (loss) on investments        1.07          1.97          (1.68)       (1.46)        (1.32)
                                                       ------------   -----------   ------------  -----------   -----------
                                                       ------------   -----------   ------------  -----------   -----------

Total Income (Loss) From Investment Operations                1.48          2.06          (1.56)       (1.34)        (0.66)
                                                       ------------   -----------   ------------  -----------   -----------
                                                       ------------   -----------   ------------  -----------   -----------

Less Distributions

From net investment income                                   (0.15)        (0.05)         (0.04)       (0.10)        (0.30)
From net realized gains                                      (0.45)                                    (0.09)        (0.20)
                                                       ------------   -----------   ------------  -----------   -----------
                                                       ------------   -----------   ------------  -----------   -----------

Total Distributions                                          (0.60)        (0.05)         (0.04)       (0.19)        (0.50)
                                                       ------------   -----------   ------------  -----------   -----------
                                                       ------------   -----------   ------------  -----------   -----------

Net Asset Value, End of Period                       $        9.61  $       8.73  $        6.72 $       8.32  $       9.85
                                                       ============   ===========   ============  ===========   ===========
                                                       ============   ===========   ============  ===========   ===========


Total Return                                                17.13%        30.70%        (18.82%)     (13.37%)       (6.15%)

Net Assets, End of Period ($000)                     $     686,791  $    591,561  $     367,126 $     97,128  $     56,990

Ratio of Expenses to Average Net Assets #                    0.10%         0.10%          0.10%        0.10%         0.10%

Ratio of Net Investment Income to Average Net Assets         1.71%         0.81%          1.00%        0.78%         0.60%

Portfolio Turnover Rate                                     37.96%        57.59%         73.73%       50.89%       175.29%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                              (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                           Year Ended December 31,
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
                                                               2004            2003           2002          2001           2000
                                                           -------------   -------------   -----------   ------------   -----------
                                                           -------------   -------------   -----------   ------------   -----------

Net Asset Value, Beginning of Period                     $         9.56  $         8.95  $       9.41  $        9.81  $      10.23

Income from Investment Operations

Net investment income                                              0.40            0.37          0.33           0.38          0.44
Capital gain distributions received                                0.04            0.04          0.08           0.04          0.12
                                                           -------------   -------------   -----------   ------------   -----------
                                                           -------------   -------------   -----------   ------------   -----------

    Total distributions received                                   0.44            0.41          0.41           0.42          0.56

Net realized and unrealized gain (loss) on investments             0.23            0.61         (0.54)         (0.36)        (0.45)
                                                           -------------   -------------   -----------   ------------   -----------
                                                           -------------   -------------   -----------   ------------   -----------

Total Income (Loss) From Investment Operations                     0.67            1.02         (0.13)          0.06          0.11
                                                           -------------   -------------   -----------   ------------   -----------
                                                           -------------   -------------   -----------   ------------   -----------

Less Distributions

From net investment income                                        (0.40)          (0.37)        (0.33)         (0.42)        (0.44)
From net realized gains                                           (0.22)          (0.04)                       (0.04)        (0.09)
                                                           -------------   -------------   -----------   ------------   -----------
                                                           -------------   -------------   -----------   ------------   -----------

Total Distributions                                               (0.62)          (0.41)        (0.33)         (0.46)        (0.53)
                                                           -------------   -------------   -----------   ------------   -----------
                                                           -------------   -------------   -----------   ------------   -----------

Net Asset Value, End of Period                           $         9.61  $         9.56  $       8.95  $        9.41  $       9.81
                                                           =============   =============   ===========   ============   ===========
                                                           =============   =============   ===========   ============   ===========


Total Return                                                      7.10%          11.47%        (1.42%)         0.60%         0.95%

Net Assets, End of Period ($000)                         $      215,360  $      202,848  $    138,060  $      16,771  $      4,889

Ratio of Expenses to Average Net Assets #                         0.10%           0.10%         0.10%          0.10%         0.10%

Ratio of Net Investment Income to Average Net Assets              3.14%           3.50%         5.39%          5.16%         5.98%

Portfolio Turnover Rate                                          46.10%          75.27%        49.35%         66.37%        88.50%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                                      (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                          Year Ended December 31,
                                                        -------------------------------------------------------------------
                                                        -------------------------------------------------------------------
                                                           2004          2003           2002          2001         2000
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Net Asset Value, Beginning of Period                  $        9.02 $        7.64  $       8.64  $       9.61 $      10.37

Income from Investment Operations

Net investment income                                          0.27          0.16          0.17          0.20         0.37
Capital gain distributions received                            0.13          0.04          0.08          0.07         0.22
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

    Total distributions received                               0.40          0.20          0.25          0.27         0.59

Net realized and unrealized gain (loss) on investments         0.62          1.34         (1.08)        (0.92)       (0.81)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Total Income (Loss) From Investment Operations                 1.02          1.55         (0.83)        (0.65)       (0.22)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Less Distributions

From net investment income                                    (0.27)        (0.16)        (0.17)        (0.25)       (0.37)
From net realized gains                                       (0.45)        (0.01)                      (0.07)       (0.17)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Total Distributions                                           (0.72)        (0.17)        (0.17)        (0.32)       (0.54)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Net Asset Value, End of Period                        $        9.32 $        9.02  $       7.64  $       8.64 $       9.61
                                                        ============  ============   ===========   ===========  ===========
                                                        ============  ============   ===========   ===========  ===========


Total Return                                                 11.55%        20.34%        (9.63%)       (6.74%)      (2.19%)

Net Assets, End of Period ($000)                      $   1,004,313 $     931,192  $    595,560  $     67,421 $     34,931

Ratio of Expenses to Average Net Assets #                     0.10%         0.10%         0.10%         0.10%        0.10%

Ratio of Net Investment Income to Average Net Assets          2.45%         2.23%         3.62%         2.77%        3.98%

Portfolio Turnover Rate                                      38.17%        74.01%        45.84%        67.24%      172.40%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                              (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                          Year Ended December 31,
                                                        -------------------------------------------------------------------
                                                        -------------------------------------------------------------------
                                                           2004          2003           2002          2001         2000
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Net Asset Value, Beginning of Period                  $        8.62 $        7.05  $       8.30  $       9.59 $      10.71

Income from Investment Operations

Net investment income                                          0.20          0.13          0.15          0.13         0.33
Capital gain distributions received                            0.15          0.04          0.08          0.08         0.28
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

    Total distributions received                               0.35          0.17          0.23          0.21         0.61

Net realized and unrealized gain (loss) on investments         0.81          1.53         (1.33)        (1.24)       (1.22)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Total Income (Loss) From Investment Operations                 1.16          1.70         (1.10)        (1.03)       (0.61)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Less Distributions

From net investment income                                    (0.20)        (0.13)        (0.15)        (0.19)       (0.33)
From net realized gains                                                                                 (0.07)       (0.18)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Total Distributions                                           (0.20)        (0.13)        (0.15)        (0.26)       (0.51)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Net Asset Value, End of Period                        $        9.58 $        8.62  $       7.05  $       8.30 $       9.59
                                                        ============  ============   ===========   ===========  ===========
                                                        ============  ============   ===========   ===========  ===========


Total Return                                                 13.51%        24.25%       (13.29%)      (10.74%)      (5.77%)

Net Assets, End of Period ($000)                      $      74,530 $      66,114  $     50,587  $     81,364 $     44,686

Ratio of Expenses to Average Net Assets #                     0.10%         0.10%         0.10%         0.10%        0.10%

Ratio of Net Investment Income to Average Net Assets          2.24%         1.77%         1.68%         1.96%        2.29%

Portfolio Turnover Rate                                      51.14%       103.04%       155.78%        50.92%      161.22%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                              (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                          Year Ended December 31,
                                                        -------------------------------------------------------------------
                                                        -------------------------------------------------------------------
                                                           2004          2003           2002          2001         2000
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Net Asset Value, Beginning of Period                  $        8.93 $        7.85  $       8.72  $       9.59 $      10.32

Income from Investment Operations

Net investment income                                          0.25          0.20          0.33          0.28         0.38
Capital gain distributions received                            0.11          0.04          0.09          0.05         0.15
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

    Total distributions received                               0.36          0.24          0.42          0.33         0.53

Net realized and unrealized gain (loss) on investments         0.52          1.05         (0.97)        (0.84)       (0.78)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Total Income (Loss) From Investment Operations                 0.88          1.29         (0.55)        (0.51)       (0.25)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Less Distributions

From net investment income                                    (0.25)        (0.21)        (0.32)        (0.31)       (0.38)
From net realized gains                                                                                 (0.05)       (0.10)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Total Distributions                                           (0.25)        (0.21)        (0.32)        (0.36)       (0.48)
                                                        ------------  ------------   -----------   -----------  -----------
                                                        ------------  ------------   -----------   -----------  -----------

Net Asset Value, End of Period                        $        9.56 $        8.93  $       7.85  $       8.72 $       9.59
                                                        ============  ============   ===========   ===========  ===========
                                                        ============  ============   ===========   ===========  ===========


Total Return                                                  9.90%        16.61%        (6.26%)       (5.38%)      (2.35%)

Net Assets, End of Period ($000)                      $      18,832 $      15,461  $     11,924  $     20,727 $      9,205

Ratio of Expenses to Average Net Assets #                     0.10%         0.10%         0.10%         0.10%        0.10%

Ratio of Net Investment Income to Average Net Assets          2.85%         2.76%         3.04%         3.58%        4.28%

Portfolio Turnover Rate                                      50.48%       110.33%       157.51%        58.68%      103.51%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                              (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
-----------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolio are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.


2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2004, there were 35 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2004, in which the issuer was an affiliate of the Portfolio, is included on the following pages:



                                                   Market                                                                   Market
                                    Shares          Value        Purchase                     Realized     Dividends       Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost       Gain       Received     12/31/2004
     ---------------------------    ----------   ------------    ----------    -----------   ------------  ---------    ------------
     ---------------------------    ----------   ------------    ----------    -----------   ------------  ---------    ------------
     Aggressive Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             5,843,639     88,349,436  $  66,005,086 $  21,342,240     5,045,635   $ 325,409  $  137,325,530
        Maxim Ariel Small-Cap
        Value Portfolio             3,604,806     39,064,266     17,078,303     9,553,363     2,691,591      88,647      50,431,234
        Maxim INVESCO ADR
        Portfolio                   4,008,265     60,249,544     15,918,438    14,209,358     3,393,530    1,036,683     68,982,243
        Maxim Janus Large Cap
        Growth Portfolio            7,499,140     59,142,199     49,033,167    17,240,845     3,842,102           0     103,413,144
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   2,489,052     38,887,708     20,703,075     9,462,505     3,049,511      71,081      51,747,386
        Maxim MFS(R)
        International Growth
        Portfolio                   5,102,328     60,453,531     20,162,032    13,313,514     3,919,715     559,622      69,340,634
        Maxim MFS(R) Small-Cap
        Growth Portfolio            2,132,856     37,989,867     11,735,110    13,968,843     3,273,769           0      34,338,975
        Maxim T. Rowe Price
        MidCap Growth Portfolio     4,010,586     87,487,819     26,729,641    37,034,917    12,605,717           0      68,179,962
        Maxim Templeton(R)
        International Equity
        Portfolio                   5,033,257     59,804,223     17,318,328    13,881,560     4,048,317     852,406      69,056,292










                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     12/31/2004
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     Conservative Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                   2,149,113     24,701,717  $  8,468,526  $  12,150,670     (255,951)  $    643,727    21,233,239
        Maxim Global Bond
        Portfolio                   3,037,152     25,439,927     14,693,635     8,258,951      146,487        717,634    32,284,930
        Maxim Janus Large Cap
        Growth Portfolio            1,618,158     21,073,756     6,578,813      7,398,768    1,687,486              0    22,314,397
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                   2,022,544     25,209,861     8,647,543     11,868,265      615,905      1,352,197    21,358,067
        Maxim Short Duration
        Bond Portfolio              6,189,836     49,520,270     31,375,302    16,919,169     (108,311)     1,731,012    63,631,514
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   1,787,725     24,744,999     8,654,995     12,452,858     (539,016)       866,292    21,238,173







                                                 Market                                      Realized                   Market
                                   Shares          Value        Purchase                       Gain/       Dividends      Value
             Affiliate               Held        12/31/2003       Cost        Sales Cost      (Loss)       Received     12/31/2004
     --------------------------    ----------    -----------    ----------    -----------    ----------    ---------    -----------

     Moderate Profile II
       Portfolio
     --------------------------
     --------------------------
       Maxim Ariel MidCap
       Value Portfolio             4,346,616  $  71,019,196  $  45,949,069 $  17,275,468  $  4,886,455  $   245,994  $  102,145,482
       Maxim Federated Bond
       Portfolio                   4,937,632     55,714,447     18,639,986    26,030,083     (568,465)     1,481,418     48,783,803
       Maxim Global Bond
       Portfolio                   9,304,604     57,386,321     58,949,975    19,099,396      360,193      2,206,665     98,907,941
       Maxim INVESCO ADR
       Portfolio                   2,981,474     48,447,450     11,906,763    12,942,422     4,185,643      772,856      51,311,164
       Maxim Janus Large Cap
       Growth Portfolio            7,437,509     95,059,195     22,818,440    26,308,571     5,927,735            0     102,563,249
       Maxim Loomis Sayles
       Small-Cap Value             1,234,289     31,206,981     8,131,799     12,054,815     3,989,880       35,313      25,660,864
       Portfolio
       Maxim MFS(R) Small-Cap
       Growth Portfolio            3,172,941     30,601,224     29,711,952    10,744,391     2,998,174            0      51,084,350
       Maxim Salomon Brothers
       High Yield Bond             4,646,986     56,864,653     18,702,434    25,148,900     1,260,164     3,119,280     49,072,176
       Portfolio
       Maxim Short Duration
       Bond Portfolio              14,221,226    134,030,032    51,613,554    38,606,491     (489,849)     4,142,458    146,194,208
       Maxim T. Rowe Price
       Equity/Income Portfolio     5,442,988     96,720,623     25,087,269    23,292,991    6,513,339      1,489,596    101,130,723
       Maxim T. Rowe Price
       MidCap Growth Portfolio     2,983,094     70,306,731     18,019,799    28,934,432    11,678,473            0      50,712,594
       Maxim Templeton(R)
       International Equity
       Portfolio                   3,745,526     48,084,994     12,995,140    12,577,543    4,815,221       635,753      51,388,622
       Maxim U.S. Government
       Mortgage Securities
       Portfolio                   4,107,349     55,812,637     19,071,862    26,731,111    (1,228,299)    1,993,491     48,795,310


3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

      For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases          Sales
                                                                 ------------    ---------------

     Aggressive Profile II Portfolio                           $ 257,298,149     $  233,381,652
     Conservative Profile II Portfolio                            98,974,324         93,421,186
     Moderate Profile II Portfolio                               363,812,604        358,036,310

     Moderately Aggressive Profile II Portfolio                   36,412,467         34,077,136
     Moderately Conservative Profile II Portfolio                 10,555,866          8,115,060

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2004 were as follows:

                                  Cost For                                                  Net
                                   Income                                               Unrealized
                                    Tax            Gross              Gross            Appreciation
                                  Purposes      Appreciation      Depreciation        (Depreciation)
                                -------------   -------------    ----------------    ------------------
     Aggressive Profile II
        Portfolio            $   584,726,920  $  102,079,404  $               0   $        102,079,404

     Conservative Profile
        II Portfolio             208,740,342       8,865,526         (2,241,585)             6,623,941
     Moderate Profile II
        Portfolio                910,035,859     100,131,277         (5,831,948)            94,299,329
     Moderately Aggressive
        Profile II Portfolio
                                  73,712,974       3,746,792         (2,928,408)               818,384
     Moderately Conservative
        Profile II Portfolio      19,000,542         581,895           (749,642)             (167,747)



5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                       2004            2003
                                                                   -------------   -------------
     Aggressive Profile II Portfolio
          Distributions paid from:
             Ordinary income                                         10,409,817       3,387,807
             Long-term capital gain                                  30,099,010               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                     40,508,827       3,387,807
                                                                   =============   =============
                                                                   =============   =============
     Conservative Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          8,853,920       6,993,451
             Long-term capital gain                                   4,180,823         657,283
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                     13,034,743       7,650,734
                                                                   =============   =============





     Moderate Profile II Portfolio
          Distributions paid from:
             Ordinary income                                         28,940,159      14,996,638
             Long-term capital gain                                  44,241,920         579,778
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                     73,182,079      15,576,416
                                                                   =============   =============
                                                                   =============   =============
     Moderately Aggressive Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          1,490,414         991,843
             Long-term capital gain                                           0               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                      1,490,414         991,843
                                                                   =============   =============
                                                                                   =============
     Moderately Conservative Profile II Portfolio
          Distributions paid from:
             Ordinary income                                            456,664         345,950
             Long-term capital gain                                           0               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                        456,664         345,950
                                                                   =============   =============



      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

     Aggressive Profile II Portfolio
          Undistributed ordinary income                                                  56,184
          Undistributed capital gains                                                25,378,812
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                   25,434,996
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                102,079,404
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                     127,514,400
                                                                                   =============
                                                                                   =============

     Conservative Profile II Portfolio
          Undistributed ordinary income                                                  70,747
          Undistributed capital gains                                                 2,126,219
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                    2,196,966
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                  6,623,941
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                       8,820,907
                                                                                   =============

     Moderate Profile II Portfolio
          Undistributed ordinary income                                                  68,866
          Undistributed capital gains                                                26,209,201
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                   26,278,067
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                 94,299,329
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                     120,577,396
                                                                                   =============






     Moderately Aggressive Profile II Portfolio
          Undistributed ordinary income                                                   5,354
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        5,354
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                    818,384
          Capital loss carryforwards                                               (10,626,636)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                     (9,802,898)
                                                                                   =============

     Moderately Conservative Profile II Portfolio
          Undistributed ordinary income                                                   1,208
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        1,208
                                                                                   -------------
                                                                                   -------------

          Net unrealized depreciation on investments                                  (167,747)
          Capital loss carryforwards                                                (1,803,691)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                     (1,970,230)
                                                                                   =============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2004, the Conservative Profile II Portfolio reclassified $2,063,608 from accumulated net realized gain on investments to undistributed net investment income and the Moderate Profile II Portfolio reclassified $4,834,590 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      At December 31, 2004, the Portfolios had unused capital loss carryforwards expiring in the years indicated:

                                                        2010            2011
                                                     ------------    -----------

     Moderately Aggressive Profile II Portfolio        6,608,302       4,018,334
     Moderately Conservative Profile II                  862,079         941,612
        Portfolio


      At December 31, 2004, the Portfolios utilized capital loss carryforwards as indicated:

     Aggressive Profile II Portfolio              $   12,124,883
     Moderately Aggressive Profile II Portfolio       6,286,061
     Moderately Conservative Profile II               1,048,487
        Portfolio

6. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                                             Percent of Ordinary
                                                                             Income Distributions
                                                                                Qualifying for
                                                                              Dividends Received
                                                                                  Deduction
                                                                            ---------------------
     Aggressive Profile II Portfolio                                                    24%
     Conservative Profile II Portfolio                                                   3%
     Moderate Profile II Portfolio                                                      11%
     Moderately Aggressive Profile II Portfolio                                         17%
     Moderately Conservative Profile II Portfolio                                        7%



                            Maxim Series Fund, Inc.

Schedule of Investments
December 31, 2004

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                  Maxim Aggressive Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   5,843,639     Maxim Ariel MidCap Value Portfolio                        $    137,325,530
   3,604,806     Maxim Ariel Small-Cap Value Portfolio                           50,431,234
   4,008,265     Maxim INVESCO ADR Portfolio                                     68,982,243
   7,499,140     Maxim Janus Large Cap Growth Portfolio                         103,413,144
   2,489,052     Maxim Loomis Sayles Small-Cap Value Portfolio                   51,747,386
   5,102,328     Maxim MFS(R) International Growth Portfolio                     69,340,634
   2,132,856     Maxim MFS(R) Small-Cap Growth Portfolio                         34,338,975
   1,829,436     Maxim T. Rowe Price Equity/Income Portfolio                     33,990,924
   4,010,586     Maxim T. Rowe Price MidCap Growth Portfolio                     68,179,962
   5,033,257     Maxim Templeton(R) International Equity Portfolio               69,056,292
                                                                              --------------
                                                                              --------------

Total Aggressive Profile II Portfolio                                      $    686,806,324
                                                                              ==============
                                                                              ==============
(Cost of Investments $573,732,477)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                 Maxim Conservative Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     472,862     Maxim Ariel MidCap Value Portfolio                        $     11,112,250
   2,149,113     Maxim Federated Bond Portfolio                                  21,233,239
   3,037,152     Maxim Global Bond Portfolio                                     32,284,930
     216,671     Maxim INVESCO ADR Portfolio                                      3,728,905
   1,618,158     Maxim Janus Large Cap Growth Portfolio                          22,314,397
     274,155     Maxim MFS(R) International Growth Portfolio                      3,725,773
   2,022,544     Maxim Salomon Brothers High Yield Bond Portfolio                21,358,067
   6,189,836     Maxim Short Duration Bond Portfolio                             63,631,514
     592,172     Maxim T. Rowe Price Equity/Income Portfolio                     11,002,551
     272,193     Maxim Templeton(R) International Equity Portfolio                3,734,484
   1,787,725     Maxim U.S. Government Mortgage Securities Portfolio             21,238,173
                                                                              --------------
                                                                              --------------

Total Conservative Profile II Portfolio                                    $    215,364,283
                                                                              ==============
                                                                              ==============
(Cost of Investments $207,309,725)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                   Maxim Moderate Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   4,346,616     Maxim Ariel MidCap Value Portfolio                        $    102,145,482
   1,787,444     Maxim Ariel Small-Cap Value Portfolio                           25,006,346
   4,937,632     Maxim Federated Bond Portfolio                                  48,783,803
   9,304,604     Maxim Global Bond Portfolio                                     98,907,941
   2,981,474     Maxim INVESCO ADR Portfolio                                     51,311,164
   7,437,509     Maxim Janus Large Cap Growth Portfolio                         102,563,249
   1,234,289     Maxim Loomis Sayles Small-Cap Value Portfolio                   25,660,864
   3,795,317     Maxim MFS(R) International Growth Portfolio                     51,578,356
   3,172,941     Maxim MFS(R) Small-Cap Growth Portfolio                         51,084,350
   4,646,986     Maxim Salomon Brothers High Yield Bond Portfolio                49,072,176
  14,221,226     Maxim Short Duration Bond Portfolio                            146,194,208
   5,442,988     Maxim T. Rowe Price Equity/Income Portfolio                    101,130,723
   2,983,094     Maxim T. Rowe Price MidCap Growth Portfolio                     50,712,594
   3,745,526     Maxim Templeton(R) International Equity Portfolio               51,388,622
   4,107,349     Maxim U.S. Government Mortgage Securities Portfolio             48,795,310
                                                                              --------------
                                                                              --------------

Total Moderate Profile II Portfolio                                        $  1,004,335,188
                                                                              ==============
                                                                              ==============
(Cost of Investments $898,619,336)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
             Maxim Moderately Aggressive Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     480,244     Maxim Ariel MidCap Value Portfolio                        $     11,285,740
     131,673     Maxim Ariel Small-Cap Value Portfolio                            1,842,111
     181,946     Maxim Federated Bond Portfolio                                   1,797,627
     685,464     Maxim Global Bond Portfolio                                      7,286,486
     292,454     Maxim INVESCO ADR Portfolio                                      5,033,125
     821,660     Maxim Janus Large Cap Growth Portfolio                          11,330,691
      90,891     Maxim Loomis Sayles Small-Cap Value Portfolio                    1,889,619
     372,794     Maxim MFS(R) International Growth Portfolio                      5,066,268
     233,666     Maxim MFS(R) Small-Cap Growth Portfolio                          3,762,023
     342,430     Maxim Salomon Brothers High Yield Bond Portfolio                 3,616,058
     349,332     Maxim Short Duration Bond Portfolio                              3,591,133
     400,945     Maxim T. Rowe Price Equity/Income Portfolio                      7,449,566
     219,738     Maxim T. Rowe Price MidCap Growth Portfolio                      3,735,546
     367,886     Maxim Templeton(R) International Equity Portfolio                5,047,392
     151,345     Maxim U.S. Government Mortgage Securities Portfolio              1,797,973
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile II Portfolio                           $     74,531,358
                                                                              ==============
                                                                              ==============
(Cost of Investments $66,928,500)


See Notes to Financial Statements.


Schedule of Investments
December 31, 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
            Maxim Moderately Conservative Profile II Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      40,994     Maxim Ariel MidCap Value Portfolio                        $        963,362
      33,733     Maxim Ariel Small-Cap Value Portfolio                              471,920
     139,894     Maxim Federated Bond Portfolio                                   1,382,155
     175,605     Maxim Global Bond Portfolio                                      1,866,682
      56,223     Maxim INVESCO ADR Portfolio                                        967,596
     140,254     Maxim Janus Large Cap Growth Portfolio                           1,934,109
      23,277     Maxim Loomis Sayles Small-Cap Value Portfolio                      483,931
      71,556     Maxim MFS(R) International Growth Portfolio                        972,443
      87,752     Maxim Salomon Brothers High Yield Bond Portfolio                   926,659
     447,645     Maxim Short Duration Bond Portfolio                              4,601,786
      51,354     Maxim T. Rowe Price Equity/Income Portfolio                        954,162
      56,281     Maxim T. Rowe Price MidCap Growth Portfolio                        956,773
      70,615     Maxim Templeton(R) International Equity Portfolio                  968,841
     116,362     Maxim U.S. Government Mortgage Securities Portfolio              1,382,376
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile II Portfolio                         $     18,832,795
                                                                              ==============
                                                                              ==============
(Cost of Investments $17,770,699)


See Notes to Financial Statements.

Summary of Investments by Asset Class

Maxim Aggressive Profile II Portfolio
December 31, 2004

                                              % of Portfolio
     Asset Class            Value ($)          Investments
-----------------------   --------------   ---------------------
-----------------------   --------------   ---------------------
International Equity      $ 207,379,169                  30.19%
Small-Cap Equity            136,517,595                  19.88%
MidCap Equity               205,505,492                  29.92%
Large-Cap Equity            137,404,068                  20.01%
                          --------------   ---------------------
                          --------------   ---------------------
                          $ 686,806,324                 100.00%
                          ==============   =====================
                          ==============   =====================

Summary of Investments by Asset Class

Maxim Moderately Aggressive Profile II Portfolio
December 31, 2004

                                            % of Portfolio
     Asset Class            Value ($)        Investments
-----------------------   --------------   -----------------
-----------------------   --------------   -----------------
International Equity       $ 15,146,785              20.33%
Small-Cap Equity              7,493,753              10.05%
MidCap Equity                15,021,286              20.15%
Large-Cap Equity             18,780,257              25.20%
Bond                         14,498,144              19.45%
Short-Term Bond               3,591,133               4.82%
                          --------------   -----------------
                          --------------   -----------------
                           $ 74,531,358             100.00%
                          ==============   =================
                          ==============   =================

Summary of Investments by Asset Class

Maxim Moderate Profile II Portfolio
December 31, 2004

                                               % of Portfolio
      Asset Class             Value ($)         Investments
------------------------   ----------------   -----------------
------------------------   ----------------   -----------------
International Equity         $ 154,278,142              15.36%
Small-Cap Equity               101,751,560              10.13%
MidCap Equity                  152,858,076              15.22%
Large-Cap Equity               203,693,972              20.28%
Bond                           245,559,230              24.45%
Short-Term Bond                146,194,208              14.56%
                           ----------------   -----------------
                           ----------------   -----------------
                           $ 1,004,335,188             100.00%
                           ================   =================
                           ================   =================

Summary of Investments by Asset Class

Maxim Moderately Conservative Profile II Portfolio
December 31, 2004

                                                % of Portfolio
     Asset Class               Value ($)          Investments
-----------------------   -------------------   ----------------
-----------------------   -------------------   ----------------
International Equity             $ 2,908,880             15.45%
Small-Cap Equity                     955,851              5.08%
MidCap Equity                      1,920,135             10.20%
Large-Cap Equity                   2,888,271             15.33%
Bond                               5,557,872             29.51%
Short-Term Bond                    4,601,786             24.43%
                          -------------------   ----------------
                          -------------------   ----------------
                                $ 18,832,795            100.00%
                          ===================   ================
                          ===================   ================

Summary of Investments by Asset Class

Maxim Conservative Profile II Portfolio
December 31, 2004

                                                 % of Portfolio
     Asset Class               Value ($)          Investments
-----------------------   -------------------   -----------------
-----------------------   -------------------   -----------------
International Equity            $ 11,189,162               5.20%
MidCap Equity                     11,112,250               5.16%
Large-Cap Equity                  33,316,948              15.46%
Bond                              96,114,409              44.63%
Short-Term Bond                   63,631,514              29.55%
                          -------------------   -----------------
                          -------------------   -----------------
                               $ 215,364,283             100.00%
                          ===================   =================
                          ===================   =================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)
 Actual                                   $ 1,000.00          $ 1,113.20            $ 0.53

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,024.63            $ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderately Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)
 Actual                                   $ 1,000.00          $ 1,097.50             $ 0.53

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,024.63             $ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderate Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)          (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,083.40             $ 0.52

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,024.63             $ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderately Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,075.20             $ 0.52

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,024.63             $ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)         (12/31/2004)            (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,060.70             $ 0.52

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,024.63             $ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005